Investments	12 Months Ended
Dec. 31, 2024
Investments [Abstract]
INVESTMENTS

NOTE 3 – INVESTMENTS

Short-term investments consist of trading stock and held-to-maturity securities, which include mutual funds and wealth management products issued by commercial banks with maturity within one year. Long-term investments consist of wealth management products with maturity over one year. Investments consisted of the following.

		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2024	(Level 1)	(Level 2)	(Level 3)
Short-term investments
Trading securities	$5,355,552	$5,355,552	$-	$-
Held-to-maturity securities	17,576,988	17,576,988	-	-
Total	$22,932,540	$22,932,540	$-	$-

		Quoted	Significant	Significant
		Prices in	Other	Other
		Active	Observable	Unobservable
	December 31,	Markets	Inputs	Inputs
	2023	(Level 1)	(Level 2)	(Level 3)
Short-term investments
Trading securities	$5,837,445	$5,837,445	$-	$-
Held-to-maturity securities	3,000,000	3,000,000	-	-
Long-term investment
Held-to-maturity securities	1,000,000	1,000,000	-	-
Total	$9,837,445	$9,837,445	$-	$-

Net investment gain (loss) for the years ended December 31, 2024, 2023 and 2022 consists of the following.

	December 31,
	2024	2023	2022
Gain (loss) from sales of short-term investments:
Trading securities	$(2,098)	$31,097	$(30,848)
Held-to-maturity securities	250,826	11,397	-
Unrealized holding gain (loss) from short-term investments:
Trading securities	87,513	49,245	(2,722)
Held-to-maturity securities	-	184,018	14,207
Unrealized holding gain from long-term investments:
Held-to-maturity securities	-	54,795	-
Net investment gain (loss)	$336,241	$330,552	$(19,363)